Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of operating segments [line items]
Net interest income	£ 3,495	£ 3,115
Non-interest income	7,587	6,579
Total income	11,082	9,694
Operating costs	(6,255)	(6,065)
UK regulatory levies	(53)	(66)
Litigation and conduct	(59)	(56)
Operating expenses	(6,367)	(6,187)
Other net income	0	1
Profit/(loss) before impairment	4,715	3,508
Credit impairment (charge)/release	(875)	(831)
Profit before tax	3,840	2,677
Total assets	1,297,310		£ 1,218,524
Total liabilities	1,236,062		1,159,304
Operating segments | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Net interest income	729	604
Non-interest income	306	308
Total income	1,035	912
Operating costs	(513)	(492)
UK regulatory levies	(24)	(30)
Litigation and conduct	(39)	0
Operating expenses	(576)	(522)
Other net income	0	0
Profit/(loss) before impairment	459	390
Credit impairment (charge)/release	(31)	(23)
Profit before tax	428	367
Total assets	68,200		61,300
Total liabilities	102,200		94,700
Operating segments | Barclays Private Bank and Wealth Management
Disclosure of operating segments [line items]
Net interest income	425	376
Non-interest income	292	272
Total income	717	648
Operating costs	(494)	(454)
UK regulatory levies	(2)	(3)
Litigation and conduct	0	1
Operating expenses	(496)	(456)
Other net income	0	0
Profit/(loss) before impairment	221	192
Credit impairment (charge)/release	11	3
Profit before tax	232	195
Total assets	41,700		34,100
Total liabilities	76,300		75,000
Operating segments | Barclays Investment Bank
Disclosure of operating segments [line items]
Net interest income	786	654
Non-interest income	6,567	5,905
Total income	7,353	6,559
Operating costs	(4,118)	(3,963)
UK regulatory levies	(27)	(33)
Litigation and conduct	(11)	(11)
Operating expenses	(4,156)	(4,007)
Other net income	0	0
Profit/(loss) before impairment	3,197	2,552
Credit impairment (charge)/release	(139)	(34)
Profit before tax	3,058	2,518
Total assets	1,140,500		1,061,800
Total liabilities	1,028,800		955,600
Operating segments | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Net interest income	1,332	1,347
Non-interest income	369	344
Total income	1,701	1,691
Operating costs	(817)	(807)
UK regulatory levies	0	0
Litigation and conduct	(3)	(4)
Operating expenses	(820)	(811)
Other net income	0	0
Profit/(loss) before impairment	881	880
Credit impairment (charge)/release	(711)	(719)
Profit before tax	170	161
Total assets	31,100		34,900
Total liabilities	23,600		24,500
Head Office
Disclosure of operating segments [line items]
Net interest income	223	134
Non-interest income	53	(250)
Total income	276	(116)
Operating costs	(313)	(349)
UK regulatory levies	0	0
Litigation and conduct	(6)	(42)
Operating expenses	(319)	(391)
Other net income	0	1
Profit/(loss) before impairment	(43)	(506)
Credit impairment (charge)/release	(5)	(58)
Profit before tax	(48)	(564)
Total assets	15,800		26,400
Total liabilities	5,200		£ 9,500
Of which inter-segmental income/(expense)
Disclosure of operating segments [line items]
Total income	(149)	(450)
Of which inter-segmental income/(expense) | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Total income	992	1,217
Of which inter-segmental income/(expense) | Barclays Private Bank and Wealth Management
Disclosure of operating segments [line items]
Total income	921	1,045
Of which inter-segmental income/(expense) | Barclays Investment Bank
Disclosure of operating segments [line items]
Total income	(1,761)	(1,809)
Of which inter-segmental income/(expense) | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Total income	£ (3)	£ (3)